Intangible Assets - Schedule of Intangible Assets (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Less:
Accumulated amortization	$ (24,323)	$ (12,648)
Total intangible assets, net	$ 92,427	104,102
Licensed Technology for Weather Modification [Member]
Intangible assets:
Weighted Average Useful Life	10 years
Intangible assets, gross	$ 33,000	33,000
Purchased Intellectual Property for Rainfall Ionization Equipment [Member]
Intangible assets:
Weighted Average Useful Life	10 years
Intangible assets, gross	$ 83,750	$ 83,750